Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) Attributable to Parent Company (Textual) [Abstract]
Adjustment to recognize the underfunded status of defined benefit plans, taxes	$ 373	$ 370
Deferred losses on derivative financial instruments, taxes	12	20
Unrealized gain on available for sale securities, taxes	$ (1)	$ (2)